Shareholder Fees {- Fidelity Water Sustainability Fund}	Jul. 30, 2022 USD ($)
05.31 Megatrend Funds Combo Pro-04 | Fidelity Water Sustainability Fund
Shareholder Fees:
(fees paid directly from your investment)	none